SCHEDULE OF INVESTMENTS

Ivy Global Growth Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares		Value

Brazil

Consumer Discretionary – 0.5%
Magazine Luiza S.A.	1,078		$5,168

Financials – 0.3%
Banco do Brasil S.A.	401		3,013

Total Brazil - 0.8%			$8,181

Canada

Consumer Staples – 2.3%
Alimentation Couche-Tard, Inc., Class B	710		24,200

Energy – 1.3%
Canadian Natural Resources Ltd.	564		13,570

Total Canada - 3.6%			$37,770

China

Communication Services – 3.5%
Baidu.com, Inc. ADR(A)	72		15,518
Tencent Holdings Ltd.	293		21,082

			36,600

Consumer Discretionary – 1.7%
Alibaba Group Holding Ltd. ADR(A)	76		17,697

Financials – 2.1%
Ping An Insurance (Group) Co. of China Ltd., H Shares	1,800		21,899

Total China - 7.3%			$76,196

France

Communication Services – 1.6%
Ubisoft Entertainment S.A.(A)	176		16,932

Consumer Discretionary – 0.8%
LVMH Moet Hennessy - Louis Vuitton	13		7,981

Energy – 0.0%
Total S.A. ADR	—	*	12

Industrials – 5.2%
Airbus SE	248		27,205
Schneider Electric S.A.	187		26,974

			54,179

Total France - 7.6%			$79,104

Germany

Financials – 1.2%
Deutsche Boerse AG	77		13,082

Information Technology – 1.4%
Infineon Technologies AG	370		14,148

Total Germany - 2.6%			$27,230

India

Energy – 1.3%
Reliance Industries Ltd.	514		13,972

Total India - 1.3%			$13,972

Italy

Consumer Discretionary – 3.2%
Ferrari N.V.	145		33,726

Total Italy - 3.2%			$33,726

Japan

Financials – 1.0%
ORIX Corp.	657	10,103

Industrials – 2.5%
Daikin Industries Ltd.	72	16,085
Recruit Holdings Co. Ltd.	228	9,581

		25,666

Total Japan - 3.5%		$35,769

Netherlands

Health Care – 1.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	266	14,345

Total Netherlands - 1.4%		$14,345

Switzerland

Health Care – 1.0%
Alcon, Inc.	157	10,413

Industrials – 2.4%
Ferguson plc	206	24,990

Total Switzerland - 3.4%		$35,403

Taiwan

Information Technology – 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	235	25,639

Total Taiwan - 2.5%		$25,639

United Kingdom

Communication Services – 1.6%
WPP Group plc	1,480	16,038

Consumer Discretionary – 1.5%
Aptiv plc	122	15,934

Consumer Staples – 1.9%
Diageo plc	248	9,804
Unilever plc	150	9,021

		18,825

Health Care – 1.6%
AstraZeneca plc	107	10,628
AstraZeneca plc ADR	121	6,054

		16,682

Total United Kingdom - 6.6%		$67,479

United States

Communication Services – 1.4%
Facebook, Inc., Class A(A)	51	14,066

Consumer Discretionary – 9.5%
Amazon.com, Inc.(A)	15	48,203
Brinker International, Inc.	185	10,458
Darden Restaurants, Inc.	181	21,549
Dollar General Corp.	32	6,765
Home Depot, Inc. (The)	42	11,073

		98,048

Energy – 0.7%
ConocoPhillips	168	6,721

Financials – 9.7%
Citigroup, Inc.	219	13,519
CME Group, Inc.	39	7,186
Discover Financial Services	361	32,721
Goldman Sachs Group, Inc. (The)	62	16,268
JPMorgan Chase & Co.	93	11,798

Morgan Stanley	272	18,622

		100,114

Health Care – 7.9%
Abbott Laboratories	189	20,707
HCA Holdings, Inc.	72	11,916
Johnson & Johnson	128	20,165
Thermo Fisher Scientific, Inc.	35	16,259
UnitedHealth Group, Inc.	36	12,590

		81,637

Industrials – 4.5%
Eaton Corp.	139	16,665
Northrop Grumman Corp.	49	14,782
Union Pacific Corp.	70	14,512

		45,959

Information Technology – 22.0%
Adobe, Inc.(A)	31	15,413
Ambarella, Inc.(A)	141	12,979
Apple, Inc.	287	38,131
Autodesk, Inc.(A)	20	6,158
Fidelity National Information Services, Inc.	126	17,842
Intuit, Inc.	60	22,702
MasterCard, Inc., Class A	60	21,245
Microsoft Corp.	172	38,330
PayPal, Inc.(A)	134	31,278
Visa, Inc., Class A	113	24,807

		228,885

Total United States - 55.7%		$575,430

TOTAL COMMON STOCKS – 99.5%		$1,030,244
(Cost: $628,738)

SHORT-TERM SECURITIES

Money Market Funds(B) – 0.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	4,017	4,017

TOTAL SHORT-TERM SECURITIES – 0.4%		$4,017
(Cost: $4,017)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,034,261
(Cost: $632,755)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,114

NET ASSETS – 100.0%		$1,035,375

Notes to Schedule of Investments

  *    Not shown due to rounding.

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$29,584	$54,052	$—
Consumer Discretionary	131,679	46,875	—
Consumer Staples	24,200	18,825	—
Energy	20,303	13,972	—
Financials	100,114	48,097	—
Health Care	87,691	35,386	—
Industrials	45,959	104,835	—
Information Technology	254,524	14,148	—
Total Common Stocks	$694,054	$336,190	$—
Short-Term Securities	4,017	—	—
Total	$698,071	$336,190	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$632,755

Gross unrealized appreciation	408,589
Gross unrealized depreciation	(7,083)

Net unrealized appreciation	$401,506